Business Combinations - Shares of Common Stock Issued and Outstanding at the Closing of the Business Combination (FY) (Details)	Jun. 30, 2025 shares	Dec. 31, 2024 shares	Oct. 01, 2024 shares	Sep. 30, 2024 shares	Dec. 31, 2023 shares
Business Acquisition [Line Items]
Preferred stock, outstanding (in shares)		1,102,000
Common stock, outstanding (in shares)	55,221,494	44,597,154	43,589,850
Capital units, outstanding (in shares)			38,494,999	18,397,684
Learn CW Shareholders
Business Acquisition [Line Items]
Common stock, outstanding (in shares)			6,027,674
Less: Learn CW shares subject to clawback provisions			(932,823)
Learn CW Public Shareholders
Business Acquisition [Line Items]
Common stock, outstanding (in shares)			1,027,674
Share exchange ratio			1
Learn CW Class B Shareholders
Business Acquisition [Line Items]
Common stock, outstanding (in shares)			5,000,000
Share exchange ratio			1
Innventure LLC
Business Acquisition [Line Items]
Share exchange ratio			2.09
Class B Preferred Units
Business Acquisition [Line Items]
Preferred stock, outstanding (in shares)			22,754,664	10,875,000
Class B-1 Preferred Units
Business Acquisition [Line Items]
Preferred stock, outstanding (in shares)			11,738,165	5,609,951	342,608
Class A
Business Acquisition [Line Items]
Common stock, outstanding (in shares)			716,867	342,608	10,875,000
Class C Units
Business Acquisition [Line Items]
Common stock, outstanding (in shares)			3,285,303	1,570,125	1,570,125